UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to _________________

Date of Report (Date of earliest event reported) _________________

Commission File Number of securitizer: _________________

Central Index Key Number of securitizer: _________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2021-GRN1 Issuer Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001730429

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): _________________

Kenneth Nick
Telephone (212) 257-4600

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CASCADE FUNDING, LP – SERIES 1

(Sponsor)

By:	/s/ Thomas Capasse
Name: Thomas Capasse
Title: President

Date   February 1, 2021

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	AMC Diligence, LLC (“AMC”) Due Diligence Narrative Report, dated as of January 22, 2021

Exhibit 99.2	AMC Report Set

Exhibit 99.3	AMC Pay History Report Set

Exhibit 99.4	AMC Collection Comment Report Set

Exhibit 99.5	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated as of November 24, 2020

Exhibit 99.6	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated as of January 20, 2021